FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Concentration of Financial Instruments Exposed to Credit Risk - Economic Factors (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 245,886,255	S/ 228,538,857
Financial Instruments with Exposure to Credit Risk [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		245,886,255	228,538,857
Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		199,190,749	184,713,661
Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		48,120,818	34,770,499
Central Reserve Bank of Peru [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		36,640,462	23,642,580
Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		27,815,102	25,624,094
Commerce [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		26,546,422	24,611,067
Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		25,356,327	21,883,932
Financial Services [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,345,088	14,499,904
Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		24,165,038	23,395,049
Mortgage Loans [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		24,165,038	23,395,049
Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		24,119,206	23,831,766
Government and Public Administration [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,451,218	9,808,792
Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		23,336,111	24,979,672
Manufacturing [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		21,260,811	22,857,640
Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,494,305	18,457,100
Consumer Loans [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,494,305	18,457,100
Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		11,199,511	10,115,830
Communications, Storage and Transportation [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		9,928,424	8,592,952
Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,272,672	8,832,651
Electricity, Gas and Water [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,917,891	4,642,005
Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,038,292	9,060,166
Real Estate and Leasing [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,872,017	8,989,709
Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,622,193	4,589,154
Agriculture [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,610,164	4,569,647
Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,902,510	3,920,331
Mining [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,670,102	3,755,224
Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,318,777	3,702,665
Construction [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,924,805	3,284,049
Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,970,408	2,418,620
Education, Health and Other Services [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,736,113	1,490,560
Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,570,704	2,480,313
Hotels and Restaurants [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,570,704	2,480,313
Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		669,278	658,455
Fishing [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		669,274	658,316
Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		136,338	94,278
Insurance [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		133,086	88,947
Community Services and Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		11,778,665	9,724,282
Community Services and Others [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,254,825	8,889,807
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,620,134	5,970,324
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	44,599	192,666
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	4,441	5,969
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	2,181,025	3,409,897
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	2,153,564	1,713,104
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	157,215	195,981
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	25,331	69,371
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	109,673	134,229
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	163,867	67,209
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	3,995	3,699
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,563	9,399
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	3,901	3,336
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	390,150	113,028
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	4	139
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	3,252	5,138
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Community Services and Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	373,554	47,159
At Fair Value Through Profit for Loss Designated at Inception [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		932,734	810,932
At Fair Value Through Profit for Loss Designated at Inception [Member] | Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,130	29
At Fair Value Through Profit for Loss Designated at Inception [Member] | Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		633,527	73,182
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		42,978	241,294
At Fair Value Through Profit for Loss Designated at Inception [Member] | Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		81	78
At Fair Value Through Profit for Loss Designated at Inception [Member] | Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		254,562	495,995
At Fair Value Through Profit for Loss Designated at Inception [Member] | Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		87	83
At Fair Value Through Profit for Loss Designated at Inception [Member] | Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10	271
At Fair Value Through Profit for Loss Designated at Inception [Member] | Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Community Services and Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		359	0
At Fair Value Through Other Comprehensive Income Investments [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	40,142,638	37,043,940
At Fair Value Through Other Comprehensive Income Investments [Member] | Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	11,435,757	10,935,253
At Fair Value Through Other Comprehensive Income Investments [Member] | Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,263,109	1,007,029
At Fair Value Through Other Comprehensive Income Investments [Member] | Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	4,196,687	3,900,949
At Fair Value Through Other Comprehensive Income Investments [Member] | Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	13,471,446	12,068,576
At Fair Value Through Other Comprehensive Income Investments [Member] | Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,918,004	1,925,973
At Fair Value Through Other Comprehensive Income Investments [Member] | Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	991,194	957,512
At Fair Value Through Other Comprehensive Income Investments [Member] | Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	2,245,021	4,056,334
At Fair Value Through Other Comprehensive Income Investments [Member] | Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	2,408	3,248
At Fair Value Through Other Comprehensive Income Investments [Member] | Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	8,034	15,808
At Fair Value Through Other Comprehensive Income Investments [Member] | Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	226,845	155,708
At Fair Value Through Other Comprehensive Income Investments [Member] | Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	390,071	415,280
At Fair Value Through Other Comprehensive Income Investments [Member] | Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	844,135	814,761
At Fair Value Through Other Comprehensive Income Investments [Member] | Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	193
At Fair Value Through Other Comprehensive Income Investments [Member] | Community Services and Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	S/ 3,149,927	S/ 787,316

[1]	It includes non-trading investments that did not pass SPPI test.
[2]	OCI: Other comprehensive income.